PFG ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.2%
	FIXED INCOME - 99.2%
3,053,039	PIMCO Income Fund, Institutional Class	$ 32,453,801
1,523,054	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	14,971,621
971,072	PIMCO Investment Grade Credit Bond Fund, Institutional Class	8,720,224
1,994,941	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	18,712,546
5,792,683	PIMCO Total Return Fund, Institutional Class	50,048,780
	TOTAL OPEN END FUNDS (Cost $132,431,037)	124,906,972

	SHORT-TERM INVESTMENT — 0.8%
	MONEY MARKET FUND - 0.8%
947,089	BlackRock Liquidity FedFund, Institutional Class, 5.22% (Cost $947,089)(a)	947,089

	TOTAL INVESTMENTS - 100.0% (Cost $133,378,126)	$ 125,854,061
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(b)	(25,298)
	NET ASSETS - 100.0%	$ 125,828,763

(a)	Rate disclosed is the seven day effective yield as of January 31, 2024.
((b)	Amount represents less than 0.05%

PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.5%
	EQUITY - 9.9%
383,011	American Mutual Fund, Class R-6	$ 19,679,127

	FIXED INCOME - 74.8%
3,459,221	American Funds - Bond Fund of America (The), Class R-6	39,573,484
1,062,437	American Funds Multi-Sector Income Fund, Class R-6	9,891,292
2,149,100	American Funds Strategic Bond Fund, Class R-6	19,986,633
3,944,575	American Intermediate Bond Fund of America, Class R-6	49,543,866
3,129,553	American Short Term Bond Fund of America, Class R-6	29,824,640
		148,819,915
	MIXED ALLOCATION - 14.8%
305,756	American Balanced Fund, Class R-6	9,857,581
843,901	The Income Fund of America, Class R-6	19,696,656
		29,554,237

	TOTAL OPEN END FUNDS (Cost $209,120,385)	198,053,279

	SHORT-TERM INVESTMENT — 0.8%
	MONEY MARKET FUND - 0.8%
1,534,881	BlackRock Liquidity FedFund, Institutional Class, 5.22% (Cost $1,534,881)(a)	1,534,881

	TOTAL INVESTMENTS - 100.3% (Cost $210,655,266)	$ 199,588,160
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(543,765)
	NET ASSETS - 100.0%	$ 199,044,395

(a)	Rate disclosed is the seven day effective yield as of January 31, 2024.

PFG AMERICAN FUNDS® GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	EQUITY - 99.7%
3,603,432	AMCAP Fund, Class R-6	$ 142,407,619
2,775,787	American - The Growth Fund of America, Class R-6	178,566,350
1,299,706	American Funds - New Economy Fund (The), Class R-6	71,704,783
1,993,729	American Funds Fundamental Investors, Class R-6	144,106,716
1,281,969	American New Perspective Fund, Class R-6	72,021,010
1,627,148	Smallcap World Fund, Inc., Class R-6	108,498,198
	TOTAL OPEN END FUNDS (Cost $722,660,856)	717,304,676

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
3,963,029	BlackRock Liquidity FedFund, Institutional Class, 5.22% (Cost $3,963,029)(a)	3,963,029

	TOTAL INVESTMENTS - 100.3% (Cost $726,623,885)	$ 721,267,705
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,943,213)
	NET ASSETS - 100.0%	$ 719,324,492

(a)	Rate disclosed is the seven day effective yield as of January 31, 2024.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUND — 1.9%
	EQUITY - 1.9%
50,559	iShares Global Infrastructure ETF (Cost $2,388,661)	$ 2,293,862

	OPEN END FUNDS — 97.5%
	ALTERNATIVE - 24.9%
1,991,114	BNY Mellon Global Real Return Fund, Class I	29,906,533

	EQUITY - 4.9%
297,378	BNY Mellon Global Real Estate Securities Fund, Class I	2,266,018
80,140	BNY Mellon Natural Resources Fund, Class I	3,575,051
		5,841,069
	FIXED INCOME - 67.7%
8,780,771	BNY Mellon Core Plus Fund, Class I	81,222,135

	TOTAL OPEN END FUNDS (Cost $118,696,809)	116,969,737

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
608,052	BlackRock Liquidity FedFund, Institutional Class, 5.22% (Cost $608,052)(a)	608,052

	TOTAL INVESTMENTS - 99.9% (Cost $121,693,522)	$ 119,871,651
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	60,695
	NET ASSETS - 100.0%	$ 119,932,346

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2024.

PFG BR TARGET ALLOCATION EQUITY STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.7%
	EQUITY - 99.7%
228,998	BlackRock U.S. Equity Factor Rotation ETF	$ 9,253,809
116,195	iShares Core MSCI Emerging Markets ETF	5,629,648
204,654	iShares Core S&P 500 ETF, USD Class	99,298,121
6,754	iShares Core S&P Mid-Cap ETF	1,839,384
46,769	iShares Global Energy ETF	1,813,702
124,550	iShares MSCI EAFE Growth ETF	12,097,541
329,304	iShares MSCI EAFE Value ETF	16,972,328
67,581	iShares MSCI Emerging Markets ex China ETF	3,653,429
85,954	iShares MSCI USA Quality Factor ETF	12,936,077
63,668	iShares S&P 500 Value ETF	11,094,786
71,494	iShares US Infrastructure ETF	2,766,818
57,931	iShares US Technology ETF	7,319,582
	TOTAL EXCHANGE-TRADED FUNDS (Cost $174,832,017)	184,675,225

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
1,235,006	BlackRock Liquidity FedFund, Institutional Class, 5.22% (Cost $1,235,006)(a)	1,235,006

	TOTAL INVESTMENTS - 100.4% (Cost $176,067,023)	$ 185,910,231
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(773,531)
	NET ASSETS - 100.0%	$ 185,136,700

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of January 31, 2024.

PFG FIDELITY INSTITUTIONAL AM® CORE PLUS BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 53.3%
	FIXED INCOME - 53.3%
280,674	Fidelity Corporate Bond ETF(a)	$ 13,146,770
110,058	Fidelity Total Bond ETF	5,034,053
67,565	iShares MBS ETF	6,337,597
152,688	iShares US Treasury Bond ETF	3,511,824
	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,997,740)	28,030,244

	OPEN END FUNDS — 46.0%
	FIXED INCOME - 46.0%
599,849	Fidelity Advisor Strategic Income Fund, Class Z	6,820,286
1,823,124	Fidelity Total Bond Fund, Class Z	17,410,832
	TOTAL OPEN END FUNDS (Cost $23,348,889)	24,231,118

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
307,305	BlackRock Liquidity FedFund, Institutional Class, 5.22% (Cost $307,305)(b)	307,305

	TOTAL INVESTMENTS - 99.9% (Cost $50,653,934)	$ 52,568,667
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	78,423
	NET ASSETS - 100.0%	$ 52,647,090

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2024.

PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.6%
	EQUITY - 99.6%
1,177,640	Fidelity 500 Index Fund, Institutional Premium Class	$ 198,161,504
7,515,778	Fidelity Global ex US Index Fund, Institutional Premium Class	104,093,523
696,942	Fidelity Mid Cap Index Fund, Institutional Premium Class	20,580,711
849,958	Fidelity Small Cap Index Fund, Institutional Premium Class	20,458,491
	TOTAL OPEN END FUNDS (Cost $296,452,067)	343,294,229

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
2,187,133	BlackRock Liquidity FedFund, Institutional Class, 5.22% (Cost $2,187,133)(a)	2,187,133

	TOTAL INVESTMENTS - 100.2% (Cost $298,639,200)	$ 345,481,362
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(656,875)
	NET ASSETS - 100.0%	$ 344,824,487

(a)	Rate disclosed is the seven day effective yield as of January 31, 2024.

PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.3%
	EQUITY - 49.3%
251,136	Fidelity MSCI Consumer Discretionary Index ETF	$ 19,038,620
519,136	Fidelity MSCI Consumer Staples Index ETF	23,371,503
1,519,032	Fidelity MSCI Energy Index ETF	34,740,262
501,408	Fidelity MSCI Financials Index ETF	27,371,863
93,222	Fidelity MSCI Industrials Index ETF	5,643,660
1,490,671	Fidelity MSCI Materials Index ETF(a)	69,673,962
297,926	Fidelity MSCI Real Estate Index ETF	7,540,507
	TOTAL EXCHANGE-TRADED FUNDS (Cost $176,667,581)	187,380,377

	OPEN END FUNDS — 50.4%
	EQUITY - 50.4%
206,406	Fidelity Advisor Communication Services Fund, Class Z(a),(b)	18,836,603
1,220,547	Fidelity Advisor Health Care Fund, Class Z(b)	82,155,043
813,649	Fidelity Advisor Technology Fund, Class Z	90,339,396
	TOTAL OPEN END FUNDS (Cost $167,370,796)	191,331,042

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
2,088,350	BlackRock Liquidity FedFund, Institutional Class, 5.22% (Cost $2,088,350)(c)	2,088,350

	TOTAL INVESTMENTS - 100.3% (Cost $346,126,727)	$ 380,799,769
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,061,153)
	NET ASSETS - 100.0%	$ 379,738,616

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company – PFG Fidelity Institutional AM® Equity Sector Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of January 31, 2024.

PFG INVESCO® EQUITY FACTOR ROTATION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 99.5%
346,300	Invesco International Developed Dynamic Multifactor ETF	$ 8,532,832
232,148	Invesco Russell 1000 Dynamic Multifactor ETF	11,591,150
79,279	Invesco Russell 2000 Dynamic Multifactor ETF	2,885,756
216,607	Invesco S&P 500 Enhanced Value ETF, USD Class(a)	9,700,268
43,767	Invesco S&P 500 Low Volatility ETF	2,762,573
39,825	Invesco S&P 500 Momentum ETF	2,755,492
49,354	Invesco S&P 500 Quality ETF	2,748,031
120,211	Invesco S&P Emerging Markets Low Volatility ETF	2,809,331
100,874	Invesco S&P International Developed Low Volatility	2,807,323
97,584	Invesco S&P MidCap 400 GARP ETF	9,596,410
	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,992,521)	56,189,166

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
232,398	BlackRock Liquidity FedFund, Institutional Class, 5.22% (Cost $232,398)(b)	232,398

	TOTAL INVESTMENTS - 99.9% (Cost $53,224,919)	$ 56,421,564
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	67,120
	NET ASSETS - 100.0%	$ 56,488,684

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Invesco® Equity Factor Rotation Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2024.

PFG JANUS HENDERSON® BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 11.0%
	EQUITY - 1.5%
63,066	Janus Henderson Small/Mid Cap Growth Alpha ETF	$ 4,058,928

	FIXED INCOME - 9.5%
151,490	Janus Henderson Mortgage-Backed Securities ETF	6,945,817
399,394	Janus Henderson Short Duration Income ETF	19,406,554
		26,352,371

	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,312,239)	30,411,299

	OPEN END FUNDS — 88.7%
	EQUITY - 7.9%
851,166	Janus Henderson Contrarian Fund, Class N	22,002,640

	FIXED INCOME - 1.0%
377,445	Janus Henderson High-Yield Fund, Class N	2,725,153

	MIXED ALLOCATION - 79.8%
5,128,879	Janus Henderson Balanced Fund, Class N	221,362,407

	TOTAL OPEN END FUNDS (Cost $255,884,821)	246,090,200

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
1,410,371	BlackRock Liquidity FedFund, Institutional Class, 5.22% (Cost $1,410,371)(a)	1,410,371

	TOTAL INVESTMENTS - 100.2% (Cost $286,607,431)	$ 277,911,870
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(482,562)
	NET ASSETS - 100.0%	$ 277,429,308

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2024.

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 41.4%
	EQUITY - 41.4%
174,799	JPMorgan BetaBuilders International Equity ETF	$ 9,921,591
359,677	JPMorgan BetaBuilders US Equity ETF	31,389,012
420,206	JPMorgan Diversified Return International Equity ETF(a)	22,539,850
443,202	JPMorgan International Research Enhanced Equity ETF	25,860,837
489,315	JPMorgan US Value Factor ETF	18,804,375
	TOTAL EXCHANGE-TRADED FUNDS (Cost $100,198,936)	108,515,665

	OPEN END FUNDS — 58.4%
	ALTERNATIVE - 4.5%
801,959	JPMorgan Emerging Market Research Enhanced Equity Fund, Class R6	11,885,034

	EQUITY - 53.9%
600,287	JPMorgan Emerging Markets Equity Fund, Class R6	17,042,134
59,233	JPMorgan Equity Index Fund, Class R6	4,307,415
542,676	JPMorgan Growth Advantage Fund, Class R6	19,058,781
381,110	JPMorgan Large Cap Growth Fund, Class R6	25,099,910
1,324,244	JPMorgan Large Cap Value Fund, Class R6	24,935,524
2,350,364	JPMorgan US Equity Fund, Class R6	50,955,890
		141,399,654

	TOTAL OPEN END FUNDS (Cost $136,261,796)	153,284,688

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
1,157,925	BlackRock Liquidity FedFund, Institutional Class, 5.22% (Cost $1,157,925)(b)	$ 1,157,925

	TOTAL INVESTMENTS - 100.2% (Cost $237,618,657)	$ 262,958,278
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(476,818)
	NET ASSETS - 100.0%	$ 262,481,460

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG JP Morgan® Tactical Aggressive Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2024.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.0%
	EQUITY - 28.1%
98,964	JPMorgan BetaBuilders International Equity ETF	$ 5,617,197
188,230	JPMorgan BetaBuilders US Equity ETF	16,426,832
141,058	JPMorgan Diversified Return International Equity ETF	7,566,351
39,995	JPMorgan Equity Premium Income ETF	2,238,120
102,599	JPMorgan International Research Enhanced Equity ETF	5,986,652
116,887	JPMorgan US Value Factor ETF	4,491,967
		42,327,119
	FIXED INCOME - 18.9%
57,537	iShares 10-20 Year Treasury Bond ETF	6,151,856
351,927	JPMorgan BetaBuilders US Agg ETF	16,343,490
129,702	JPMorgan High Yield Research Enhanced ETF	5,968,886
		28,464,232

	TOTAL EXCHANGE-TRADED FUNDS (Cost $66,904,490)	70,791,351

	OPEN END FUNDS — 52.6%
	ALTERNATIVE - 3.7%
380,178	JPMorgan Emerging Market Research Enhanced Equity Fund, Class R6	5,634,233

	EQUITY - 32.6%
144,558	JPMorgan Emerging Markets Equity Fund, Class R6	4,103,990
34,573	JPMorgan Equity Index Fund, Class R6	2,514,175
128,841	JPMorgan Growth Advantage Fund, Class R6	4,524,891
159,971	JPMorgan Large Cap Growth Fund, Class R6	10,535,703
558,096	JPMorgan Large Cap Value Fund, Class R6	10,508,951
775,108	JPMorgan US Equity Fund, Class R6	16,804,342
		48,992,052

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 52.6% (Continued)
	FIXED INCOME - 16.3%
2,245,471	JPMorgan Core Plus Bond Fund, Class R6	$ 16,257,209
990,920	JPMorgan Income Fund, Class R6	8,323,732
		24,580,941

	TOTAL OPEN END FUNDS (Cost $73,705,915)	79,207,226

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
647,588	BlackRock Liquidity FedFund, Institutional Class, 5.22% (Cost $647,588)(a)	647,588

	TOTAL INVESTMENTS - 100.1% (Cost $141,257,993)	$ 150,646,165
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(163,032)
	NET ASSETS - 100.0%	$ 150,483,133

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of January 31, 2024.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	ALTERNATIVE - 10.0%
896,005	Meeder Spectrum Fund, Institutional Class(a)	$ 11,441,988

	EQUITY - 76.2%
1,397,849	Meeder Dynamic Allocation Fund, Institutional Class(a)	19,206,452
336,006	Meeder Moderate Allocation Fund, Institutional Class	4,028,709
6,842,303	Meeder Muirfield Fund, Institutional Class(a)	63,975,533
		87,210,694
	FIXED INCOME - 2.8%
179,336	Meeder Total Return Bond Fund	1,655,273
75,815	Performance Trust Total Return Bond Fund	1,496,595
		3,151,868
	MIXED ALLOCATION - 10.7%
701,450	Meeder Balanced Fund, Institutional Class	9,055,725
142,938	Meeder Conservative Allocation Fund, Institutional Class	3,228,959
		12,284,684

	TOTAL OPEN END FUNDS (Cost $116,738,463)	114,089,234

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
539,171	BlackRock Liquidity FedFund, Institutional Class, 5.22% (Cost $539,171)(b)	539,171

	TOTAL INVESTMENTS - 100.2% (Cost $117,277,634)	$ 114,628,405
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(172,405)
	NET ASSETS - 100.0%	$ 114,456,000

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2024.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.7%
	COMMODITY - 5.0%
181,870	iShares GSCI Commodity Dynamic ETF	$ 4,690,427

	EQUITY - 9.7%
55,672	Schwab International Small-Cap Equity ETF	1,886,724
79,847	SPDR Portfolio Emerging Markets ETF	2,724,380
9,400	Vanguard Small-Cap Growth ETF	2,206,838
13,285	Vanguard Small-Cap Value ETF	2,331,252
		9,149,194

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,643,501)	13,839,621

	OPEN END FUNDS — 85.0%
	EQUITY - 85.0%
297,396	MFS Global Real Estate Fund, Class R6	4,823,767
62,183	MFS Growth Fund, Class R6	11,264,459
144,667	MFS Institutional International Equity Fund, Class R6	4,740,734
118,998	MFS International Growth Fund, Class R6	4,750,410
364,379	MFS International Large Cap Value Fund, Class R6	4,725,991
57,467	MFS International New Discovery Fund, Class R6	1,767,686
317,230	MFS Mid Cap Growth Fund, Class R6(a)	9,370,982
312,420	MFS Mid Cap Value Fund, Class R6	9,463,215
191,318	MFS Research Fund, Class R6	10,298,669
343,667	MFS Research International Fund, Class R6	7,495,373
241,043	MFS Value Fund, Class R6	11,451,943
	TOTAL OPEN END FUNDS (Cost $76,100,332)	80,153,229

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.6%
MONEY MARKET FUND - 0.6%
588,407	BlackRock Liquidity FedFund, Institutional Class, 5.22% (Cost $588,407)(b)	$ 588,407

	TOTAL INVESTMENTS - 100.3% (Cost $91,332,240)	$ 94,581,257
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(264,188)
	NET ASSETS - 100.0%	$ 94,317,069

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2024.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 9.7%
	FIXED INCOME - 9.7%
160,027	Janus Henderson Mortgage-Backed Securities ETF	$ 7,337,238
57,508	Janus Henderson Short Duration Income ETF	2,794,314
	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,089,377)	10,131,552

	OPEN END FUNDS — 89.8%
	EQUITY - 25.9%
242,599	Janus Henderson Asia Equity Fund, Class N(a)	2,253,742
318,750	Janus Henderson Contrarian Fund, Class N	8,239,687
1,210,440	Janus Henderson Global Equity Income Fund, Class N	7,323,163
66,774	Janus Henderson Global Life Sciences Fund, Class N	4,734,960
80,630	Janus Henderson Global Technology and Innovation Fund, Class N	4,445,140
		26,996,692
	FIXED INCOME - 51.9%
1,808,723	Counterpoint Tactical Income Fund, Class I	20,330,047
120,673	Counterpoint Tactical Municipal Fund, Class I	1,287,576
738,066	Janus Henderson Developed World Bond Fund, Class R6	5,734,771
1,167,276	Janus Henderson Flexible Bond Fund, Class N	10,995,739
142,555	Janus Henderson High-Yield Fund, Class N	1,029,244
43,410	Kensington Managed Income Fund, Institutional Class	428,021
345,642	Sierra Tactical Bond Fund, Institutional Class	9,017,791
273,427	Toews Tactical Income Fund	2,753,406
238,804	WSTCM Credit Select Risk-Managed Fund, Institutional Class	2,483,561
		54,060,156
	MIXED ALLOCATION - 12.0%
834,377	Janus Henderson Responsible International Dividend Fund, Class N(a)	12,498,966

	TOTAL OPEN END FUNDS (Cost $90,981,516)	93,555,814

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.6%
MONEY MARKET FUND - 0.6%
629,920	BlackRock Liquidity FedFund, Institutional Class, 5.22% (Cost $629,920)(b)	$ 629,920

	TOTAL INVESTMENTS - 100.1% (Cost $101,700,813)	$ 104,317,286
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(117,525)
	NET ASSETS - 100.0%	$ 104,199,761

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Tactical Income Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2024.